Related parties	12 Months Ended
Dec. 31, 2023
Related parties [Abstract]
Related parties
Note 11.- Related parties

The related parties of the Company are primarily Algonquin and its subsidiaries, non-controlling interests (Note 14), entities accounted for under the equity method (Note 7) and Directors and the Senior Management of the Company.

Details of balances with related parties as of December 31, 2023 and 2022 are as follows:

	As of December 31,	Receivables (current)	Receivables (non- current)	Payables (current)	Payables (non- current)
Entities accounted for under the equity method:
Arroyo Netherland II B.V (Note 8)	2023	18,448	-	-	-
	2022	1,097	17,006	-	-
Amherst Island Partnership	2023	5,817	-	-	-
	2022	-	-	-	-
Akuo Atlantica PMGD Holding	2023	-	16,677	-	-
	2022	-	504	-	-
Colombian assets portfolio	2023	-	13,578	34	-
	2022	-	-	-	-
Other	2023	21	148	-	-
	2022	127	-	-	-

Non controlling interest:
Algonquin	2023	-	-	5,683	-
	2022	-	-	4,762	-
JGC Corporation	2023	-	-	-	4,612
	2022	-	-	-	6,088
Other	2023	-	-	2,314	27
	2022	-	-	1,311	-

Other related parties:
Atlantica´s partner in Colombia (Note 7)	2023	918	-	-	-
	2022	-	-	-	-
Total	2023	25,204	30,403	8,031	4,639
	2022	1,224	17,510	6,073	6,088

Receivables with Arroyo Netherland II B.V, the holding company of Pemcorp SAPI de CV, Monterrey´s project entity, correspond to the loan that was granted at acquisition date of the project and accrues an interest of SOFR plus 6.31% with maturity date on November 25, 2027. As of December 31, 2023, the loan is classified as current receivable as it is accounted for as assets held for sale in these Consolidated Financial Statements (Note 8).
Current receivables with Amherst Island Partnership as of December 31, 2023 include a dividend to be collected by AYES Canada for $5.8 million.
Non-current receivables include a loan that accrues a fixed interest of 8.75% with Akuo Atlantica PMGD Holding S.P.A and a loan with the Colombian portfolio of renewable energy entities in which the Company has a 50% equity interest, which accrues a fixed interest of 8%.
Current payables primarily include the dividend to be paid by AYES Canada to Algonquin.
Non-current payables with JGC Corporation include a subordinated debt with Solacor 1 and Solacor 2 that accrues an interest of Euribor plus 2.5% and with maturity date in 2037.
Current receivables with the partner of the Company in Colombia include Atlantica´s pending purchase price payment to be received for the partial sale of its investment in the Colombian portfolio of renewable energy entities (Note 7).

The transactions carried out by entities included in these Consolidated Financial Statements with related parties for the years ended December 31, 2023, 2022 and 2021 have been as follows:

		Financial income	Financial expense	Operating income
Entities accounted for under the equity method:
Arroyo Netherland II B.V	2023	1,845	-	-
	2022	1,275	-	-
	2021	2,061	-	-
Akuo Atlantica PMGD Holding	2023	607	-	316
	2022	-	-	-
	2021	-	-	-
Colombian assets portfolio	2023	588	-	-
	2022	-	-	-
	2021	-	-	-
Other	2023	-	-	9
	2022	-	-	-
	2021	-	-	-
Non controlling interest:

Other	2023	-	(471)	-
	2022	23	(153)	-
	2021	8	(97)	-
Total	2023	3,040	(471)	325
	2022	1,298	(153)	-
	2021	2,069	(97)	-

The total amount of the remuneration received by the Board of Directors of the Company, including the CEO, amounts to $4.0 million in 2023 ($5.7 million in 2022), including $0.9 million of annual bonus ($0.9 million in 2022) and $1.0 million of long-term award vested in 2023 ($3.0 million in 2022). The decrease of the total remuneration in 2023 is mainly due to a decrease in the amount of share options exercised in 2023 compared to 2022, and to the decrease of Atlantica’s share price from the date of such awards being granted. Share options awarded in 2020 and 2021 under the incentive plans that vested in 2023 were underwater and thus not exercised. None of the directors received any pension remuneration in 2023 nor 2022.